Non-current interest-bearing liabilities (Details) - Non-current interesting-bearing liabilities - SEK (kr) kr in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	kr 189,164
News borrowings		kr 199,524
Transaction costs paid		(14,858)
Interest expense	1,196	2,145
Exchange difference on translation	2,271	2,353
Closing balance	kr 192,632	kr 189,164